UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Telecommunication Services Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (98.5%)

Communications Technology (3.9%)
* SpectraSite, Inc.	3,774	$241
* Broadwing Corp.	26,741	131
* Cogent Communications Group, Inc.	4,386	101
* Arbinet Holdings, Inc.	6,216	81
* InPhonic, Inc.	5,031	74

		628

Computer Services Software & Systems (0.7%)
* @ Road, Inc.	39,764	110

Consumer Electronics (0.8%)
* JAMDAT Mobile Inc.	4,506	127

Services—Commercial (0.7%)
* Wireless Facilities, Inc.	22,955	118

Telecommunications Equipment (4.3%)
* American Tower Corp. Class A	15,687	283
* Crown Castle International Corp.	15,531	276
* SBA Communications Corp.	12,203	136

		695

Utilities—Telecommunications (88.1%)
Verizon Communications Inc.	88,086	3,116
SBC Communications Inc.	97,176	2,272
BellSouth Corp.	40,041	1,071
ALLTEL Corp.	12,648	736
Sprint Corp.	30,883	732
* Nextel Communications, Inc.	24,094	727
AT&T Corp.	37,798	710
MCI Inc.	14,338	367
* Qwest Communications International Inc.	93,291	366
Citizens Communications Co.	22,068	301
CenturyTel, Inc.	8,820	289
* NII Holdings Inc.	4,644	277
* Western Wireless Corp. Class A	6,457	257
* Nextel Partners, Inc.	9,528	226
* Level 3 Communications, Inc.	76,355	159
* Commonwealth Telephone Enterprises, Inc.	3,006	157
* Cincinnati Bell Inc.	38,082	150
* Price Communications Corp.	8,623	148
Telephone & Data Systems, Inc.	3,700	143
* U.S. Cellular Corp.	3,010	142
* Telephone & Data Systems, Inc. - Special Common Shares	3,700	141
* Premiere Global Services, Inc.	12,429	140
* USA Mobility, Inc.	5,089	135
* UbiquiTel Inc.	18,792	130
Iowa Telecommunications Services Inc.	6,688	126
* General Communication, Inc.	15,150	125
* Centennial Communications Corp. Class A	9,514	125
Surewest Communications	5,201	124
* Dobson Communications Corp.	57,376	122
CT Communications, Inc.	9,950	120
* Time Warner Telecom Inc.	23,409	119
North Pittsburgh Systems, Inc.	6,150	115
* IDT Corp. Class B	8,144	112
* Alamosa Holdings, Inc.	8,687	107
* IDT Corp.	3,380	46
* Primus Telecommunications Group, Inc.	12,140	11
* Suncom Wireless Holdings, Inc. Class A	356	1

		14,145

TOTAL COMMON STOCKS
(Cost $16,179)		15,823

TEMPORARY CASH INVESTMENT (1.8%)

Vanguard Market Liquidity Fund, 3.018%**
(Cost $288)	287,574	288

TOTAL INVESTMENTS (100.3%)
(Cost $16,467)		16,111

OTHER ASSETS AND LIABILITIES—NET (-0.3%)		(44)

NET ASSETS (100%)		$16,067

*Non-income-producing security. **Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $16,467,000. Net unrealized depreciation of investment securities for tax purposes was $356,000, consisting of unrealized gains of $817,000 on securities that had risen in value since their purchase and $1,173,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.